Significant Accounting Policies (Details) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Costs and expenses incurred for IPO		$ 5,726	$ 2,757	$ 0	$ 2,969	$ 0	$ 0
Amounts deposited and held by others	$ (1,260)				(1,260)	(6,978)
Other assets, net	309,625	306,568	306,568		309,625	250,285
Held for sale assets	45,062	$ 11,191	$ 11,191		$ 45,062	0
Number of reportable segments | segment					1
Residential Real Estate | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life					7 years
Residential Real Estate | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life					28 years 6 months
IPO
Summary Of Significant Accounting Policies [Line Items]
Costs and expenses incurred for IPO	$ 15,900
Reclassification adjustment
Summary Of Significant Accounting Policies [Line Items]
Amounts deposited and held by others						6,978
Other assets, net						$ 6,978